Goldman Sachs Short-Term Conservative Income Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Short-Term Government/Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	2.49%	2.50%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.36%
ICE BofA 3-6 Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	2.52%	2.47%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	2.77%	2.76%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.42%	1.67%	1.67%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	1.65%	1.65%